Supplemental Condensed Consolidating Financial Information - Condensed Statements of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net income (loss)	$ (249)	$ 248	$ 708
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	1,261	1,146	1,140
Other, net	1,096	1,392	(1,167)
Net cash provided by operating activities	2,108	2,786	681
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(2,134)	(2,507)	(2,836)
Net collections (additions) from retail receivables and related securitizations	618	648	39
Other, net	595	911	827
Net cash used in investing activities	(921)	(948)	(1,970)
Financing Activities:
Net increase (decrease) in indebtedness	(1,273)	(645)	1,740
Dividends paid	(207)	(297)	(382)
Other, net	(58)	23	18
Net cash provided by (used in) financing activities	(1,538)	(919)	1,376
Effect of foreign exchange rate changes on cash and cash equivalents	(16)	(698)	(491)
Increase (decrease) in cash and cash equivalents	(367)	221	(404)
Cash and cash equivalents, beginning of year	5,384	5,163	5,567
Cash and cash equivalents, end of year	5,017	5,384	5,163
CNH Industrial N.V. [Member]
Operating Activities:
Net income (loss)	(252)	253	710
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	12	10	14
Other, net	758	52	(429)
Net cash provided by operating activities	518	315	295
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(13)	(25)	(26)
(Deposits in) withdrawals from subsidiaries’ cash management pools	(48)	92
Other, net	(1,125)	(114)	294
Net cash used in investing activities	(1,186)	(47)	268
Financing Activities:
Net increase (decrease) in indebtedness	904		(205)
Dividends paid	(201)	(291)	(360)
Other, net	(32)	26	18
Net cash provided by (used in) financing activities	671	(265)	(547)
Effect of foreign exchange rate changes on cash and cash equivalents	(5)	(7)	(14)
Increase (decrease) in cash and cash equivalents	(2)	(4)	2
Cash and cash equivalents, beginning of year	3	7	5
Cash and cash equivalents, end of year	1	3	7
Case New Holland Industrial Inc. [Member]
Operating Activities:
Net income (loss)	178	275	769
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Other, net	(310)	(495)	(736)
Net cash provided by operating activities	(132)	(220)	33
Investing activities:
Other, net	1,055	285	(3)
Net cash used in investing activities	1,055	285	(3)
Financing Activities:
Net increase (decrease) in indebtedness	(941)	(3)	212
Dividends paid	(7)	(1)	(249)
Other, net	25	(61)	7
Net cash provided by (used in) financing activities	(923)	(65)	(30)
Guarantor Subsidiaries [Member]
Operating Activities:
Net income (loss)	662	634	1,130
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	206	207	212
Other, net	(284)	(283)	(574)
Net cash provided by operating activities	584	558	768
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(82)	(145)	(163)
(Deposits in) withdrawals from subsidiaries’ cash management pools	1,294	(715)	(757)
Other, net	(1,228)	1,025	(121)
Net cash used in investing activities	(16)	165	(1,041)
Financing Activities:
Net increase (decrease) in indebtedness	(264)	10	(339)
Dividends paid	(298)	(187)	(337)
Other, net	23	(437)	977
Net cash provided by (used in) financing activities	(539)	(614)	301
Effect of foreign exchange rate changes on cash and cash equivalents	(3)	(4)	(27)
Increase (decrease) in cash and cash equivalents	26	105	1
Cash and cash equivalents, beginning of year	144	39	38
Cash and cash equivalents, end of year	170	144	39
All Other Subsidiaries [Member]
Operating Activities:
Net income (loss)	(215)	127	(23)
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	1,043	929	914
Other, net	1,112	1,590	(1,077)
Net cash provided by operating activities	1,940	2,646	(186)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(2,039)	(2,337)	(2,647)
Net collections (additions) from retail receivables and related securitizations	617	648	39
Other, net	(379)	663	(259)
Net cash used in investing activities	(1,801)	(1,026)	(2,867)
Financing Activities:
Net increase (decrease) in indebtedness	(972)	(652)	3,035
Dividends paid	(503)	(329)	(1,386)
Other, net	953	168	1,447
Net cash provided by (used in) financing activities	(522)	(813)	3,096
Effect of foreign exchange rate changes on cash and cash equivalents	(8)	(687)	(450)
Increase (decrease) in cash and cash equivalents	(391)	120	(407)
Cash and cash equivalents, beginning of year	5,237	5,117	5,524
Cash and cash equivalents, end of year	4,846	5,237	5,117
Eliminations [Member]
Operating Activities:
Net income (loss)	(622)	(1,041)	(1,878)
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Other, net	(180)	528	1,649
Net cash provided by operating activities	(802)	(513)	(229)
Investing activities:
Net collections (additions) from retail receivables and related securitizations	1
(Deposits in) withdrawals from subsidiaries’ cash management pools	(1,246)	623	757
Other, net	2,272	(948)	916
Net cash used in investing activities	1,027	(325)	1,673
Financing Activities:
Net increase (decrease) in indebtedness			(963)
Dividends paid	802	511	1,950
Other, net	(1,027)	327	(2,431)
Net cash provided by (used in) financing activities	$ (225)	$ 838	$ (1,444)